Related Party Transactions (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Sep. 21, 2015	Dec. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jan. 26, 2017
Unauthorized expenses	$ 36,018	$ 10,320		$ 10,320	$ 25,698
Payment of restitution						$ 25,000
July 7, 2017 and September 8, 2017 [Member]
Ordered restitution received			$ 400